Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments And Contingencies
Commitments and Contingencies - Charter Hire Receivable (Table)
Period ending	Amount
June 30, 2024	$653,311
June 30, 2025	481,418
June 30, 2026	271,997
June 30, 2027	220,782
Thereafter	200,244
Total minimum lease revenue, net of address commissions	$1,827,752